OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Other Receivables

	As of December 31,
	2017	2016
Other receivables
Current
Tax credit - VAT	3,984	7,391
Tax credit - Software Promotion Regime (note 3.7.1.1)	4,813	4,486
Income tax credits	2,869	978
Other tax credits	153	471
Advances to suppliers (*)	155	4,013
Prepaid expenses	1,931	1,034
Loans granted to employees	186	32
Other	266	464
TOTAL	14,357	18,869

(*) As of December 31, 2016 includes 2,992 related to advance to acquired building as explained in note 20.

	As of December 31,
	2017	2016
Non-current
Advances to suppliers (note 20)	25,498	20,977
Tax credit - VAT	3,325	4,122
Income tax credits	2,129	577
Tax credit - Software Promotion Regime (note 3.7.1.1)	132	—
Other tax credits	105	—
Guarantee deposits	1,347	1,289
Other	500	500
Subtotal	33,036	27,465
Allowance for impairment of tax credits	(1,300)	—
TOTAL	31,736	27,465

Schedule of Allowance for Impairment of Tax Credits
Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2017	2016

Balance at beginning of year	—	—
Additions (note 4.11)	1,586	—
Foreign exchange	(286)	—
Balance at end of year	1,300	—